Refund Liabilities - Summary of Change in Refund Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities [Abstract]
Balance, beginning of year	$ 5,968	$ 3,329
Additions	1,838	5,209
Actual sales return and discount	(1,794)	(2,570)
Balance, end of year	$ 6,012	$ 5,968